Preferred Stock (Tables)	6 Months Ended
Jun. 30, 2017
Temporary Equity Abstract
Schedule of Preferred Stock

Series A Perpetual Convertible Preferred Stock
(in thousands)
Balance at December 31, 2016	$—
Issuance of preferred stock in connection with the Acquisition	435,000
Costs incurred related to the issuance of preferred stock	(2,416)
Preferred stock dividends	73

Balance at June 30, 2017	$432,657